SEGMENT - The Company's non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total non-current assets	$ 1,869.3	$ 1,962.5	$ 1,750.0
UK
Disclosure of geographical areas [line items]
Total non-current assets	0.1		0.1
Denmark
Disclosure of geographical areas [line items]
Total non-current assets	1,389.7	1,442.9	1,199.9
Singapore
Disclosure of geographical areas [line items]
Total non-current assets	475.0	516.7	546.3
Other
Disclosure of geographical areas [line items]
Total non-current assets	$ 4.5	$ 2.9	$ 3.7